BORROWINGS	12 Months Ended
Dec. 31, 2018
BORROWINGS
BORROWINGS

24.     BORROWINGS

Group’s borrowings represent interest bearing bank loans and bonds issued in the capital markets. Borrowings are initially recorded at fair value plus transaction costs that are directly attributable to the issue of the financial liability and subsequently measured at amortized cost, using the effective interest rate method.

The Group’s borrowings comprise the following:

	December 31,	December 31,
	2018	2017
Bank and other loans	250,780	182,937
Notes	117,355	108,776
Total borrowings	368,135	291,713
Less: current portion	(3,063)	(63,673)
Total borrowings, non-current	365,072	228,040

Notes – The Group’s notes consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2018)	2018	2017
MTS International Notes due 2023 (Note 2)	USD	5.00%	31,090	26,187
MTS International Notes due 2020 (Note 2)	USD	8.625%	20,870	17,621
MTS PJSC Notes due 2022	RUB	7.70%	14,958	14,947
MTS PJSC Notes due 2023	RUB	6.85%	9,348	9,997
MTS PJSC Notes due 2031	RUB	7.85%	1,080	9,994
MTS PJSC Notes due 2022	RUB	9.00%	9,993	9,991
MTS PJSC Notes due 2021	RUB	8.85%	9,990	9,986
MTS PJSC Notes due 2021	RUB	7.10%	9,988	—
MTS PJSC Notes due 2025	RUB	7.25%	9,986	—
MTS PJSC Notes due 2018	RUB	7.70%	—	9,986
MTS PJSC Notes due 2020	RUB	7.90%	40	49
Other notes due 2022	RUB	0.25%	12	18
Total notes			117,355	108,776
Less: current portion			(1,017)	(29,979)
Total notes, non-current			116,338	78,797

The Group has an unconditional obligation to repurchase certain MTS PJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS PJSC Notes due 2031	September 2019
MTS PJSC Notes due 2023	March 2020

The Group discloses these notes as maturing in 2019 (MTS PJSC Notes due 2031) and in 2020 (MTS PJSC Notes due 2023) in the aggregated maturities schedule as the noteholders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons.

As of December 31, 2018 the Group had no outstanding repurchase transactions.

Bank and other loans – The Group’s loans from banks and financial institutions consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2018)	2018	2017
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2018	LIBOR + 1.15% (2.994%)	—	17,077
Citibank	2019 - 2024	LIBOR + 0.9% (3.776%)	10,980	10,592
			10,980	27,669
RUB-denominated:
Sberbank	2020 - 2022	7.50% - 8.59%	139,515	149,890
VTB	2020 - 2021	7.20% - 8.65%	100,000	5,000
Other	2024	Various	210	247
			239,725	155,137
Other currencies:
Various financial institutions	2019 - 2020	Various	75	131
			75	131
Total bank and other loans			250,780	182,937
Less: current portion			(2,046)	(33,694)
Total bank and other loans, non-current			248,734	149,243

Compliance with covenants – Bank loans and notes of the Group are subject to certain covenants limiting the Group’s ability to incur debt, carry out transactions with related parties, create liens on properties, dispose of assets, including GSM and 3G licenses for several license areas, issue guarantees, grant loans to employees and entities, delist notes, delay coupon payments, merge or consolidate MTS PJSC with another entity or be a subject to a court decision to pay over USD 75 million (RUB 5,210 million as of the reporting date, which remains unsatisfied for more than 60 days) or be a subject to a court decision to pay over USD 250 million (RUB 17,368 million as of the reporting date, which remains unsatisfied for more than 180 days) without being appealed, discharged or waived.

The Group is required to comply with certain financial ratios and maintain ownership stakes in certain subsidiaries.

The noteholders of MTS International Notes due 2020 and MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount and related interest, if the Group experiences a change in control.

If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders are entitled to demand accelerated principal repayment.

The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2018.

Available credit facilities – As of December 31, 2018, the Group’s total available unused credit facilities amounted to RUB 21,000 million and related to the following credit lines:

					Available
	Currency	Maturity	Interest rate	Available till	amount
Sberbank	RUB	2024	To be agreed	May 2024	5,000
VTB	RUB	2028	To be agreed	August 2028	5,000
Rosselhozbank	RUB/USD/EUR	2019	To be agreed	November 2019	5,000
Absolut Bank	RUB	2019	CBR[1] auction rate + 1.25%-1.8%	December 2019	3,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000
Total					21,000
(1)	CBR – Central Bank of Russia

In addition, the Group has a credit facility made available by Citibank at an interest rate of MosPrime + 1.50%, with the available amount set up on request and to be repaid within 182 days.

The following table presents the aggregated scheduled maturities of principal and interests on notes and bank loans (gross of debt issuance costs) outstanding for the five years ending December 31, 2023 and thereafter:

	As of December 31, 2018
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2019	12,401	21,849
2020	38,964	107,600
2021	25,670	150,558
2022	29,061	22,756
2023	32,738	2,131
Thereafter	11,085	1,068
Contractual undiscounted cash flows	149,919	305,962
Less: unamortized debt issuance costs	(179)	(408)
Less: interest	(32,385)	(49,289)
Less: debt modification	—	(5,485)
Total debt	117,355	250,780